Goodwill	12 Months Ended
Jun. 30, 2023
Goodwill [Abstract]
Goodwill	Note 8. Goodwill
	As of June 30, 2023	As of June 30, 2022
Goodwill	251,440	—
Total Goodwill	$251,440	$—
As of June 30, 2023, no goodwill impairment losses were recognized.